Note 6 - Notes Payable (Tables)	6 Months Ended
Jun. 30, 2015
Debt Disclosure [Abstract]
Schedule of Maturities of Long-term Debt [Table Text Block]
2015	$276,450
2016	212,950
2017	130,000
Total	$619,400